Loans and Allowance for Credit Losses - Loans Modified as TDRs have Subsequently been Fully or Partially Charged-Off (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	14,948	9,885
Amount Defaulted	$ 810	$ 419
Commercial loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	859	665
Amount Defaulted	48	26
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	111	64
Amount Defaulted	232	67
Residential mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,073	623
Amount Defaulted	146	127
Credit card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	9,774	7,108
Amount Defaulted	54	36
Other retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,818	557
Amount Defaulted	56	13
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	13,635	9,017
Amount Defaulted	536	269
Loans purchased from GNMA [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,245	857
Amount Defaulted	177	124
Covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	68	11
Amount Defaulted	$ 97	$ 26